Environment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Environment [Line Items]
Name of subsidiary	Aguas CCU-Nestlé Chile S.A.
Cervecera CCU Chile Ltda. [Member]
Environment [Line Items]
Name of subsidiary	Cervecera CCU Chile Ltda.		Cervecera CCU Chile Ltda.
Cervecera CCU Chile Ltda. [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Number of derivative agreements	IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Environmental related expenses	$ 1,232,585		$ 1,388,954	$ 1,319,489
Cervecera CCU Chile Ltda. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Number of derivative agreements	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Environmental related expenses	$ 752,615		641,683	666,781
Cervecera CCU Chile Ltda. [Member] | Gas emission expenses [Member]
Environment [Line Items]
Number of derivative agreements	Gases
Description of nature of expenses	Management of atmospheric emissions.
Environmental related expenses	$ 36,581		16,687	21,655
Cervecera CCU Chile Ltda. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Number of derivative agreements	Others
Description of nature of expenses	Management of internal and external regulatory compliance.
Environmental related expenses	$ 241,295		$ 236,910	233,364
CCU Argentina S.A. [Member]
Environment [Line Items]
Name of subsidiary	CCU Argentina S.A.		CCU Argentina S.A.
CCU Argentina S.A. [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Number of derivative agreements	IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Environmental related expenses	$ 879,730		$ 930,683	820,999
CCU Argentina S.A. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Number of derivative agreements	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Environmental related expenses	$ 501,979		527,248	560,710
CCU Argentina S.A. [Member] | Gas emission expenses [Member]
Environment [Line Items]
Number of derivative agreements	Gases
Description of nature of expenses	Management of atmospheric emissions.
Environmental related expenses	$ 10,000		8,925	21,847
CCU Argentina S.A. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Number of derivative agreements	Others
Description of nature of expenses	Management of internal and external regulatory compliance.
Environmental related expenses	$ 101,691		$ 201,726	141,379
Cerveceria Kunstmann S.A. [Member]
Environment [Line Items]
Name of subsidiary	Cervecería Kunstmann S.A.		Cervecería Kunstmann S.A.
Cerveceria Kunstmann S.A. [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Number of derivative agreements	IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Environmental related expenses	$ 138,901		$ 98,614	86,515
Cerveceria Kunstmann S.A. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Number of derivative agreements	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Environmental related expenses	$ 49,692		36,292	40,150
Cerveceria Kunstmann S.A. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Number of derivative agreements	Others
Description of nature of expenses	Management of internal and external regulatory compliance.
Environmental related expenses	$ 46,123		$ 37,623	45,876
Compania Pisquera de Chile SA [Member]
Environment [Line Items]
Name of subsidiary	Compañía Pisquera de Chile S.A.		Compañía Pisquera de Chile S.A.
Compania Pisquera de Chile SA [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Number of derivative agreements	IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Environmental related expenses	$ 205,743		$ 207,922	237,994
Compania Pisquera de Chile SA [Member] | Solid industrial residues [Member]
Environment [Line Items]
Number of derivative agreements	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Environmental related expenses	$ 59,239		55,341	43,059
Compania Pisquera de Chile SA [Member] | Gas emission expenses [Member]
Environment [Line Items]
Number of derivative agreements	Gases
Description of nature of expenses	Management of atmospheric emissions
Environmental related expenses	$ 2,229		0	0
Compania Pisquera de Chile SA [Member] | Other environmental expenses [Member]
Environment [Line Items]
Number of derivative agreements	Others
Description of nature of expenses	Management of internal and external regulatory compliance.
Environmental related expenses	$ 11,583		14,280	12,582
Transportes CCU Ltda. [Member]
Environment [Line Items]
Name of subsidiary	Transportes CCU Ltda.
Transportes CCU Ltda. [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Number of derivative agreements	IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Environmental related expenses	$ 18,346		0	9,792
Transportes CCU Ltda. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Number of derivative agreements	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Environmental related expenses	$ 459,512		388,198	288,856
Transportes CCU Ltda. [Member] | Gas emission expenses [Member]
Environment [Line Items]
Number of derivative agreements	Gases
Description of nature of expenses	Management of atmospheric emissions.
Environmental related expenses	$ 11,950		7,544	13,356
Transportes CCU Ltda. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Number of derivative agreements	Others
Description of nature of expenses	Management of internal and external regulatory compliance.
Environmental related expenses	$ 206,114		$ 155,951	141,138
Vina San Pedro Tarapaca S.A [Member]
Environment [Line Items]
Name of subsidiary	Viña San Pedro Tarapacá S.A. (*) (10)	[1]	VSPT S.A.
Vina San Pedro Tarapaca S.A [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Number of derivative agreements	IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Environmental related expenses	$ 395,845		$ 417,134	454,828
Vina San Pedro Tarapaca S.A [Member] | Solid industrial residues [Member]
Environment [Line Items]
Number of derivative agreements	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Environmental related expenses	$ 87,132		202,204	165,697
Vina San Pedro Tarapaca S.A [Member] | Other environmental expenses [Member]
Environment [Line Items]
Number of derivative agreements	Others
Description of nature of expenses	Management of internal and external regulatory compliance.
Environmental related expenses	$ 183,360		$ 21,916	10,916
Embotelladoras Chilenas Unidas S.A. [Member]
Environment [Line Items]
Name of subsidiary	Embotelladoras Chilenas Unidas S.A.		Embotelladoras Chilenas Unidas S.A.
Embotelladoras Chilenas Unidas S.A. [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Number of derivative agreements	IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Environmental related expenses	$ 676,991		$ 653,910	593,414
Embotelladoras Chilenas Unidas S.A. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Number of derivative agreements	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Environmental related expenses	$ 154,753		623,732	421,771
Embotelladoras Chilenas Unidas S.A. [Member] | Gas emission expenses [Member]
Environment [Line Items]
Number of derivative agreements	Gases
Description of nature of expenses	Management of atmospheric emissions
Environmental related expenses	$ 12,193		16,400	14,305
Embotelladoras Chilenas Unidas S.A. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Number of derivative agreements	Others
Description of nature of expenses	Management of internal and external regulatory compliance.
Environmental related expenses	$ 110,952		$ 119,226	156,295
Aguas CCU-Nestle Chile S.A. [Member]
Environment [Line Items]
Name of subsidiary	Aguas CCU-Nestlé Chile S.A.		Aguas CCU-Nestlé S.A.
Aguas CCU-Nestle Chile S.A. [Member] | Industrial waste water treatment [Member]
Environment [Line Items]
Number of derivative agreements	IWWT
Description of nature of expenses	Maintenance and control of the Industrial Waste Water Treatment Plants (IWWT).
Environmental related expenses	$ 50,354		$ 19,453	35,550
Aguas CCU-Nestle Chile S.A. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Number of derivative agreements	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Environmental related expenses	$ 57,158		10,818	3,910
Aguas CCU-Nestle Chile S.A. [Member] | Gas emission expenses [Member]
Environment [Line Items]
Number of derivative agreements	Gases
Description of nature of expenses	Management of atmospheric emissions
Environmental related expenses	$ 270		400	0
Aguas CCU-Nestle Chile S.A. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Number of derivative agreements	Others
Description of nature of expenses	Management of internal and external regulatory compliance.
Environmental related expenses	$ 57,015		$ 67,023	69,330
Fabrica de Envases Plasticos S.A. [Member]
Environment [Line Items]
Name of subsidiary	Fábrica de Envases Plásticos S.A.		Fábrica de Envases Plásticos S.A.
Fabrica de Envases Plasticos S.A. [Member] | Solid industrial residues [Member]
Environment [Line Items]
Number of derivative agreements	SIR
Description of nature of expenses	Solid waste (SIR) and hazardous waste (ResPel) management.
Environmental related expenses	$ 198,890		$ 175,805	129,487
Fabrica de Envases Plasticos S.A. [Member] | Other environmental expenses [Member]
Environment [Line Items]
Number of derivative agreements	Others
Description of nature of expenses	Management of internal and external regulatory compliance.
Environmental related expenses	$ 17,323		$ 21,973	$ 21,410

[1]	Listed company in Chile.